Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets with Definite Lives

The following tables present the Company’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2024
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
	(in thousands)
Technologies	202,100	(161,680)	40,420	5,538
Trademarks	175,308	(111,138)	64,170	8,790
Database	73,500	(58,800)	14,700	2,014
Customer relationship	46,900	(38,640)	8,260	1,132
Licensing agreements	2,784	(2,770)	14	2
Domain names	3,050	(2,797)	253	35
	503,642	(375,825)	127,817	17,511

	December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
	(in thousands)
Technologies	202,100	(121,260)	80,840
Trademarks	175,308	(100,448)	74,860
Database	73,500	(44,100)	29,400
Customer relationship	46,900	(30,380)	16,520
Licensing agreements	3,045	(2,538)	507
Domain names	3,086	(3,065)	21
	503,939	(301,791)	202,148

Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2025	2026	2027	2028	2029
	RMB	RMB	RMB	RMB	RMB
	(in thousands)
Amortization expenses	74,146	10,738	10,733	10,729	10,729